Financial liabilities at amortized cost – deposits (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
C D I [Member]
Reserve Quantities [Line Items]
Redemption term		3 months	36 months
Remuneration rate		102.00%	126.00%
Brazilian D I [Member]
Reserve Quantities [Line Items]
[custom:TimeDepositInstrument]	$ 19,000
Brazilian D I [Member] | Brazil, Brazil Real
Reserve Quantities [Line Items]
[custom:TimeDepositInstrument1]	$ 100,000